Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2015
Other Comprehensive Income (Loss)

(14) Other Comprehensive Income (Loss)

The accumulated balances for each classification of other comprehensive income (loss), net of tax, for the years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen (Millions)
	Foreign currency translation adjustments	Net unrealized gains (losses) on investment securities	Pension related adjustment	Accumulated other comprehensive income (loss)
Balance at March 31, 2012	¥(13,316)	1,375	(10,633)	(22,574)

Change during the year	17,250	165	(2,251)	15,164
Reclassification adjustments	—	9	472	481

	17,250	174	(1,779)	15,645

Balance at March 31, 2013	¥3,934	1,549	(12,412)	(6,929)

Change during the year	12,555	260	(603)	12,212
Reclassification adjustments	—	(902)	945	43

	12,555	(642)	342	12,255

Balance at March 31, 2014	¥16,489	907	(12,070)	5,326

Change during the year	17,474	229	(5,095)	12,608
Reclassification adjustments	—	(495)	948	453

	17,474	(266)	(4,147)	13,061

Balance at March 31, 2015	¥33,963	641	(16,217)	18,387

The related tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen (Millions)
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
Year ended March 31, 2013:
Foreign currency translation adjustments	¥17,250	—	17,250
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	321	(156)	165
Less reclassification adjustments for net gains (losses) realized in earnings	(1)	10	9

Net unrealized gains (losses)	320	(146)	174
Pension related adjustment	(1,908)	129	(1,779)

Other comprehensive income (loss)	¥15,662	(17)	15,645

Year ended March 31, 2014:
Foreign currency translation adjustments	¥12,555	—	12,555
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	361	(101)	260
Less reclassification adjustments for net gains (losses) realized in earnings	(1,396)	494	(902)

Net unrealized gains (losses)	(1,035)	393	(642)
Pension related adjustment	165	177	342

Other comprehensive income (loss)	¥11,685	570	12,255

Year ended March 31, 2015:
Foreign currency translation adjustments	¥17,474	—	17,474
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	282	(53)	229
Less reclassification adjustments for net gains (losses) realized in earnings	(750)	255	(495)

Net unrealized gains (losses)	(468)	202	(266)
Pension related adjustment	(5,995)	1,848	(4,147)

Other comprehensive income (loss)	¥11,011	2,050	13,061

Reclassifications out of accumulated other comprehensive income (loss) for the year ended March 31, 2014 and 2015 were as follow:

	Yen (Millions)
	Amount reclassified from accumulated other comprehensive income (loss)*(1)
	Year ended March 31, 2014	Year ended March 31, 2015	Affected line items in consolidated statements of operations
Unrealized gains and losses on investment securities	¥(1,396)	(750)	Other income (expense): Other, net
	494	255	Income taxes

	(902)	(495)	Net income (loss)

Pension liability adjustments
Amortization of actuarial loss	1,264	1,276	(2)
Amortization of prior service cost	(168)	(168)	(2)
	(151)	(160)	Income taxes

	945	948	Net income

Total amount reclassified, net of tax	¥43	453

(1)	Amounts in parentheses indicate a gain in the consolidated statements of operations.
(2)	The accumulated other comprehensive income components are included in the computation of net periodic pension cost (see note 16 for additional details).